PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment as of March 31, 2019 and December 31, 2018 is summarized as follows:
	March 31, 2019	December 31, 2018
Computer equipment	$62,170	$62,170
Equipment under finance lease	115,260	95,506
Furniture and fixtures	4,968	4,968
Total	182,398	162,644
Less accumulated depreciation	(68,011)	(54,637)
Property and equipment, net	$114,387	$108,007

Property and equipment as of December 31, 2018 and 2017 is summarized as follows:

	2018	2017
Computer equipment	$62,170	$63,517
Equipment under capital lease	95,506	-
Furniture and fixtures	4,968	3,128
Total	162,644	66,645
Less accumulated depreciation	(54,637)	(31,651)
Property and equipment, net	$108,007	$34,994